                          American Century Investments
                                4500 Main Street
                          Kansas City, Missouri 64111

August 6, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  American Century Government Income Trust
          1933 Act File No. 2-99222
          1940 Act File No. 811-4363

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities  Act of 1933, as amended,  the undersigned  hereby  certifies  that the form of  prospectus  and  statement  of additional  information that would have been filed under paragraph (b) or (c) of
Rule 497 with respect to the  above-referenced  issuer  would not have  differed from that contained in  Post-Effective  Amendment No. 49, filed July 29, 2004 to the issuer's  Registration  Statement  on Form N-1A,  the text of which has been filed electronically.

    If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3226.

Sincerely,

/s/ Kathleen Gunja Nelson
--------------------------------------
Kathleen Gunja Nelson
Corporate Counsel